Basis of Consolidation	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Consolidation

4.         Basis of Consolidation

These interim consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; Lexaria CanPharm ULC, PoViva Corp., Lexaria Hemp Corp., Kelowna Management Services Corp. and Lexaria Pharmaceutical Corp., and our 83.333% subsidiary Lexaria Nicotine LLC (16.667% Altria Ventures Inc., an indirect wholly owned subsidiary of Altria Group, Inc.). All significant intercompany balances and transactions have been eliminated.

4.	Basis of Consolidation

These consolidated financial statements include the financial statements of the Company and its wholly owned subsidiaries; Lexaria CanPharm ULC, PoViva Corp., Lexaria Hemp Corp., Kelowna Management Services Corp. and Lexaria Pharmaceutical Corp, and our subsidiary Lexaria Nicotine LLC. On January 15, 2019, the Company announced the initial investment of $1,000,000 from Altria Ventures Inc., an indirect wholly owned subsidiary of Altria Group, Inc., for a 16.667% equity interest along with certain other rights in Lexaria Nicotine LLC. All significant intercompany balances and transactions have been eliminated.